Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 2,654	£ 2,199
Exchange adjustments	(216)	97
Additions	146	589
Unused amounts reversed	(81)	(70)
Unwinding of discount	78	77
Utilised	(258)	(238)
Reclassification to held for sale (note 10)	(96)
Other provisions, ending balance	2,227	2,654
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,071	1,639
Exchange adjustments	(185)	82
Additions	26	437
Unused amounts reversed	(38)	(29)
Unwinding of discount	66	65
Utilised	(161)	(123)
Reclassification to held for sale (note 10)	(79)
Other provisions, ending balance	1,700	2,071
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	254	188
Exchange adjustments	(9)	5
Additions	42	93
Unused amounts reversed	(27)	(16)
Unwinding of discount	7	5
Utilised	(16)	(21)
Reclassification to held for sale (note 10)	(7)
Other provisions, ending balance	244	254
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	35	83
Exchange adjustments	(1)	0
Additions	11	7
Unused amounts reversed	0	(16)
Unwinding of discount	0	0
Utilised	(19)	(39)
Reclassification to held for sale (note 10)	0
Other provisions, ending balance	26	35
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	294	289
Exchange adjustments	(21)	10
Additions	67	52
Unused amounts reversed	(16)	(9)
Unwinding of discount	5	7
Utilised	(62)	(55)
Reclassification to held for sale (note 10)	(10)
Other provisions, ending balance	£ 257	£ 294